Short-Term Loans - Schedule of Movement in Short-Term Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Abstract]
Beginning Balance	$ 573	$ 210
Proceeds from short-term loans	300	400	$ 325
Accrued interest and amortization of short-term loans’ premium risk	324	171
Loan repayment		(325)
Conversion of accrued payroll salary into short-term loan (see Note 5)		117
Ending Balance	$ 1,197	$ 573	$ 210